Document and Entity Information	0 Months Ended
Apr. 04, 2013
Risk/Return:
Document Type	497
Document Period End Date	Apr. 04, 2013
Registrant Name	SUNAMERICA SERIES, INC.
Central Index Key	0001020861
Amendment Flag	false
Document Creation Date	Apr. 04, 2013
Document Effective Date	Apr. 04, 2013
Prospectus Date	Feb. 28, 2013
Focused Large-Cap Growth Portfolio | Focused Large-Cap Growth Portfolio | Class A
Risk/Return:
Trading Symbol	SSFAX
Focused Large-Cap Growth Portfolio | Focused Large-Cap Growth Portfolio | Class B
Risk/Return:
Trading Symbol	SSFBX
Focused Large-Cap Growth Portfolio | Focused Large-Cap Growth Portfolio | Class C
Risk/Return:
Trading Symbol	SSFTX
Focused Large-Cap Growth Portfolio | Focused Large-Cap Growth Portfolio | Class Z
Risk/Return:
Trading Symbol	SSFZX
Focused Small-Cap Growth Portfolio | Focused Small-Cap Growth Portfolio | Class A
Risk/Return:
Trading Symbol	NSKAX
Focused Small-Cap Growth Portfolio | Focused Small-Cap Growth Portfolio | Class B
Risk/Return:
Trading Symbol	NBSCX
Focused Small-Cap Growth Portfolio | Focused Small-Cap Growth Portfolio | Class C
Risk/Return:
Trading Symbol	NCSCX
Focused Small-Cap Growth Portfolio | Focused Small-Cap Growth Portfolio | Class I
Risk/Return:
Trading Symbol	NSKIX
Focused Small-Cap Value Portfolio | Focused Small-Cap Value Portfolio | Class A
Risk/Return:
Trading Symbol	SSSAX
Focused Small-Cap Value Portfolio | Focused Small-Cap Value Portfolio | Class B
Risk/Return:
Trading Symbol	SSSBX
Focused Small-Cap Value Portfolio | Focused Small-Cap Value Portfolio | Class C
Risk/Return:
Trading Symbol	SSSTX
SunAmerica Strategic Value Portfolio | SunAmerica Strategic Value Portfolio | Class A
Risk/Return:
Trading Symbol	SFVAX
SunAmerica Strategic Value Portfolio | SunAmerica Strategic Value Portfolio | Class B
Risk/Return:
Trading Symbol	SFDBX
SunAmerica Strategic Value Portfolio | SunAmerica Strategic Value Portfolio | Class C
Risk/Return:
Trading Symbol	SFVTX